Financial Instruments - (Derivatives Effect on Statement of Operations and Comprehensive Income) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Mar. 31, 2022	Dec. 26, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Total direct operating expense on consolidated statements of operations	$ 457,100	$ 433,600	$ 1,440,900	$ 1,306,000	$ 1,886,700	$ 2,207,900		$ 1,922,100
Total interest expense on consolidated statements of operations	58,500	55,500	180,100	157,100	222,500	162,600		115,000
LIONS GATE ENTERTAINMENT CORP [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total direct operating expense on consolidated statements of operations	567,300	510,800	1,639,700	1,549,100	2,189,200	2,312,500		2,064,200
Total interest expense on consolidated statements of operations	69,100	67,100	212,200	192,900	269,800	221,200		176,000
Forward exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in accumulated other comprehensive loss	2,400	(4,300)	3,500	(7,300)
Gain (loss) reclassified from accumulated other comprehensive income (loss)	(100)	(2,600)	(1,200)	(2,500)			$ 2,124		$ (1,067)
Forward exchange contracts | LIONS GATE ENTERTAINMENT CORP [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in accumulated other comprehensive loss	2,400	(4,300)	3,500	(7,300)	(5,800)	1,700		1,700
Gain (loss) reclassified from accumulated other comprehensive income (loss)	(100)	(2,600)	(1,200)	(2,500)	(300)	(300)		(200)
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in accumulated other comprehensive loss	1,600	(11,700)	(1,100)	24,700
Gain (loss) reclassified from accumulated other comprehensive income (loss)	2,000	11,400	24,300	31,500
Gain (loss) reclassified from accumulated other comprehensive income (loss) into interest expense	1,400	(1,800)	(1,700)	(5,500)
Interest rate swaps | LIONS GATE ENTERTAINMENT CORP [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in accumulated other comprehensive loss	1,600	(11,700)	(1,100)	24,700	36,300	81,100		66,500
Gain (loss) reclassified from accumulated other comprehensive income (loss)	2,000	11,400	24,300	31,500	41,800	1,400		(15,000)
Gain (loss) reclassified from accumulated other comprehensive income (loss) into interest expense	$ 1,400	$ (1,800)	$ (1,700)	$ (5,500)	$ (7,200)	$ (11,800)		$ (33,800)